CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME [Abstract]
Net income (loss)	$ 1,547	$ (2,341)	$ (51,750)
Other comprehensive income (loss):
Foreign currency translation adjustments	(1,844)	(1,039)	476
Available-for-sale securities:
Changes in unrealized gains (losses)	32	46	72
Reclassification adjustments for (gains) losses included in net income (loss)	(117)	(2)	54
Net change	(85)	44	126
Cash flow hedges:
Unrealized gains, net	179	138	177
Reclassification adjustments for (gains) loss included in net income (loss)	(347)	(61)	(102)
Net change	(168)	77	75
Other comprehensive income (loss)	(2,097)	(918)	677
Comprehensive loss before non-controlling interest	(550)	(3,259)	(51,073)
Net Comprehensive loss attributable to non-controlling interest	100	998	955
Comprehensive loss attributable to Syneron shareholders	$ (450)	$ (2,261)	$ (50,118)